Financial risk management - Changes in level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	£ 1,117
Ending balance	1,884	£ 1,117
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(96)	(61)
Net gains/(losses) for the year	33	12
Purchases	31	77
Acquisition of National Grid Renewables	0	(74)
Settlements	16	(50)
Reclassification to held for sale (note 10)	4	0
Ending balance	(12)	(96)
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	(235)	(214)
Net gains/(losses) for the year	51	(20)
Purchases	0	0
Acquisition of National Grid Renewables	0	0
Settlements	1	(1)
Reclassification to held for sale (note 10)	0	0
Ending balance	(183)	(235)
Gains (losses) on assets held at end of year	51	(20)
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	2	1
Net gains/(losses) for the year	(16)	6
Purchases	(1)	26
Acquisition of National Grid Renewables	0	0
Settlements	(1)	(31)
Reclassification to held for sale (note 10)	4	0
Ending balance	(12)	2
Gains (losses) on assets held at end of year	(46)	(17)
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Beginning balance	137	152
Net gains/(losses) for the year	(2)	26
Purchases	32	51
Acquisition of National Grid Renewables	0	(74)
Settlements	16	(18)
Reclassification to held for sale (note 10)	0	0
Ending balance	£ 183	£ 137